PROSPECTUS   OCTOBER 31, 2002
                                           AS SUPPLEMENTED ON NOVEMBER 22, 2002



[ADVISOR CLASS (written vertically)]



                                                                         Strong
                                                               Corporate Income
                                                                           Fund

                                                                         Strong
                                                              Short-Term Income
                                                                           Fund









                                                           STRONG [STRONG LOGO]



THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

YOUR INVESTMENT

KEY INFORMATION

What are the Funds' objectives?................................................

What are the Funds' principal investment strategies?...........................

What are the main risks of investing in the Funds?.............................

What are the Funds' fees and expenses?.........................................

Who are the Funds' investment advisor and portfolio managers?..................

OTHER IMPORTANT INFORMATION YOU SHOULD KNOW

Percentage Restrictions........................................................

Comparing the Funds............................................................

A Word About Credit Quality....................................................

YOUR ACCOUNT

12b-1 Fee......................................................................

Share Price....................................................................

Buying Shares..................................................................

Selling Shares.................................................................

Additional Policies............................................................

Distributions..................................................................

Taxes..........................................................................

Reserved Rights................................................................

For More Information..................................................Back Cover

IN THIS PROSPECTUS, "WE" OR "US" REFERS EITHER TO STRONG CAPITAL MANAGEMENT, INC., THE INVESTMENT ADVISOR FOR THE STRONG FUNDS, OR STRONG INVESTOR SERVICES INC., THE ADMINISTRATOR AND TRANSFER AGENT FOR THE STRONG FUNDS.

                                                                YOUR INVESTMENT

KEY INFORMATION

WHAT ARE THE FUNDS' OBJECTIVES?

The STRONG CORPORATE INCOME FUND and the STRONG SHORT-TERM INCOME FUND seek total return by investing for a high level of current income.

WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?

The STRONG CORPORATE INCOME FUND invests, under normal conditions, 100% of its net assets in investment-grade securities and other investment-grade obligations (including mortgage- and asset-backed securities, and U.S. government and its agencies securities) of which at least 80% will be in corporate securities. Investment-grade securities are securities rated in the higher quality categories to those rated in the medium-quality category (e.g. securities rated AAA to BBB by S&P). The Fund's average effective maturity will normally be between two and twelve years. To select securities for the Fund's portfolio, the managers engage in rigorous, security-by-security research as well as thorough analysis of general economic conditions. Generally, rigorous research on the finances, industry, and capital structure of corporate issuers drives corporate issue selection. The Fund's managers may sell a holding if its value becomes unattractive (e.g. when its fundamental qualities deteriorate or when other investment opportunities exist that have more attractive yields). In addition, the Fund may use derivatives to manage market or business risk or to enhance the Fund's yield. The Fund may utilize an active trading approach.

The STRONG SHORT-TERM INCOME FUND invests, under normal conditions, 100% of its net assets in investment-grade securities (including investment-grade corporate, mortgage- and asset-backed, and U.S. government and it agencies bonds), and other investment-grade obligations. Investment-grade securities are securities rated in the higher quality categories to those rated in the medium-quality category (e.g. securities rated AAA to BBB by S&P). The Fund's average effective maturity will normally be three years or less. To select securities for the Fund's portfolio, the managers engage in rigorous, security-by-security research as well as thorough analysis of general economic conditions. Generally, quantitative analysis (focused on such factors as duration, yield spreads, and the yields at different maturities of suitable investment) drives issue selection in the Treasury and mortgage marketplace, and rigorous research on the finances, industry, and capital structure of corporate issuers drives corporate issue selection. The Fund's managers may sell a holding if its value becomes unattractive (e.g. when its fundamental qualities deteriorate or when other investment opportunities exist that have more attractive yields). In addition, the Fund may use derivatives to manage market or business risk or to enhance the Fund's yield. The Fund may utilize an active trading approach.

Although the Funds invest primarily for income, they also employ techniques designed to realize capital appreciation. For example, the managers may select bonds with maturities and coupon rates that position them for potential capital appreciation for a variety of reasons, including a managers' view on the direction of future interest-rate movements and the potential for a credit upgrade.

The managers of the Funds may invest up to 100% of each Fund's assets in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. government, or foreign governments) as a temporary defensive position during adverse market, economic, or political conditions if the Funds' managers determine that a temporary defensive position is advisable. If the market goes up, taking a temporary defensive position may result in the Fund earning a lower return than it would have otherwise achieved if the managers had not adopted a temporary defensive position. In this case, the Fund may not achieve its investment objectives.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

BOND RISKS: The major risks of each Fund are those of investing in the bond market. A bond's market value is affected significantly by changes in interest rates. Generally, when interest rates rise, the bond's market value declines and when interest rates decline, its market value rises (interest-rate risk). Generally, the longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield (maturity risk). A bond's value can also be affected by changes in the bond's credit quality rating or its issuer's financial condition (credit-quality risk). Because bond values fluctuate, the Fund's share price fluctuates. So, when you sell your investment, you may receive more or less money than you originally invested.

ACTIVE TRADING RISK: Each Fund's use of an active trading approach may increase the Fund's costs and reduce the Fund's performance.

DERIVATIVES RISKS: Derivatives include futures, options, and swap agreements. Futures are agreements for the future purchase or sale of an underlying financial instrument at a specified price on a specified date. In writing put and call options, the Fund receives fees for writing the option but is exposed to losses due to adverse changes in the value of the underlying asset against which the option was written. To the extent required, the Fund will cover the financial exposure created by writing put and call options either by using offsetting options or futures or designating liquid assets on its books and records. In purchasing options, the Fund is exposed to loss of principal. In a swap agreement, two parties agree to exchange the returns earned or realized on a predetermined investment or instrument. Swap agreements may be considered illiquid. In addition, the Fund bears the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the swap agreement counterparty. The market for swap agreements is largely unregulated. The use of derivatives may not always be a successful hedge and using them could lower each Fund's yield.

MANAGEMENT RISK: Each Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Funds' managers will produce the desired results.

MORTGAGE- AND ASSET-BACKED SECURITIES RISK: Mortgage-backed and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security. This could reduce the Fund's share price and its income distributions.

NOT INSURED RISK: An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

SECURITIES LENDING RISK: Each Fund participates in a securities lending program, which allows the Fund to lend its portfolio securities up to 33 1/3% of the Fund's net assets (including any cash collateral received to secure the loan) to certain large, creditworthy, institutional borrowers as a means of earning additional income. Securities lending presents three primary risks: borrower default risk (e.g., the borrower fails to return a loaned security and there is a shortfall on the posted collateral); cash collateral investment risk (e.g., principal loss arising from the lending agent's investment of cash collateral); and security recall/return risk (e.g., the Fund is unable to recall a security in time to exercise valuable voting rights or sell the security).

The Funds are appropriate for investors who are comfortable with the risks described here. The CORPORATE INCOME FUND is appropriate for investors whose financial goals are four or more years in the future and the SHORT-TERM INCOME FUND is appropriate for investors whose financial goals are two or more years in the future. The Funds are not appropriate for investors concerned primarily with principal stability.

FUND STRUCTURE
Each of the Funds has adopted a multiple class plan and may offer one or more classes of shares. Only the Advisor Class shares are offered in this prospectus. The principal differences among the classes are each class' sales charges, if any, and annual expenses. Each class may also pay different administrative and transfer agency fees and expenses.

Advisor Class shares are subject to distribution fees and expenses under a Rule 12b-1 plan. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of an investment in Advisor Class shares and may cost more than paying other types of sales charges.

The bar chart and performance table are not presented because the Funds are new and did not begin operations until October 31, 2002.

WHAT ARE THE FUNDS' FEES AND EXPENSES?

This section describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
The Advisor Class shares of each Fund are 100% no-load, so you pay no up-front sales charges (loads) to buy or sell shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
The costs of operating the Funds are deducted from the Funds' assets, which means you pay them indirectly. These costs are deducted before computing the daily share price or making distributions. As a result, they don't appear on your account statement, but instead reduce the total return you receive from your Fund investment.

The Annual Fund Operating Expenses table and Example shown below are based on estimated expenses to be incurred during the Fund's fiscal period ending October 31, 2003. Please keep in mind that, as a result of changing market conditions, total asset levels, and other factors, expenses at any time during the current fiscal period may be significantly different than those shown.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

                                         MANAGEMENT                                               TOTAL ANNUAL FUND
FUND                                       FEES(1)          12B-1 FEE        OTHER EXPENSES(2)    OPERATING EXPENSES
--------------------------------------- -------------- -------------------- -------------------- ---------------------
Corporate Income                           0.375%             0.25%               0.755%                1.38%
--------------------------------------- -------------- -------------------- -------------------- ---------------------
Short-Term Income                          0.375%             0.25%               0.835%                1.46%
--------------------------------------- -------------- -------------------- -------------------- ---------------------

(1) THE FUNDS HAVE A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE A DESIGNATED LEVEL.
(2)  BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and reinvest all dividends and distributions for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

  FUND                                      1 YEAR                    3 YEARS
-------------------------------------------------------------------------------
  Corporate Income                          $140                      $436
  Short-Term Income                         $148                      $461

WHO ARE THE FUNDS' INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

Strong Capital Management, Inc. (Strong) is the investment advisor for the Funds. Strong provides investment management services for mutual funds and other investment portfolios representing assets, as of September 30, 2002, of over $38 billion. Strong began conducting business in 1974. Since then, its principal business has been providing investment advice for individuals and institutional accounts, such as pension and profit-sharing plans, as well as mutual funds, some of which are available through variable insurance products. Strong's address is P.O. Box 2936, Milwaukee, WI 53201.

As compensation for its advisory services, each Fund pays Strong a management fee at the annual rate specified below of the average daily net asset value of that Fund.

                                       FOR ASSETS UNDER             FOR THE NEXT                 FOR ASSETS
FUND                                      $4 BILLION              $2 BILLION ASSETS         $6 BILLION AND ABOVE
---------------------------------- -------------------------- -------------------------- ---------------------------
Corporate Income                          0.375%                       0.35%                      0.325%
Short-Term Income                         0.375%                       0.35%                      0.325%

The following individuals are the Funds' portfolio managers.

JAY N. MUELLER co-manages the CORPORATE INCOME FUND. He is a Chartered Financial Analyst. He joined Strong as a Portfolio Manager in September 1991. He has co-managed the Fund since its inception in October 2002. From 1987 to 1991, Mr. Mueller was employed by R. Meeder & Associates as a securities analyst and Portfolio Manager. Mr. Mueller received his bachelor's degree in economics from the University of Chicago in 1982.

THOMAS M. PRICE co-manages the CORPORATE INCOME FUND and the SHORT-TERM INCOME FUND. He is a Chartered Financial Analyst and has co-managed the Funds since their inception in October 2002. He joined Strong in April 1996 as a research analyst and became a fixed income co-Portfolio Manager in May 1998. From July 1992 to April 1996, he was a high-yield bond analyst at Northwestern Mutual Life Insurance Company. From June 1989 to June 1991, he was a financial analyst at Houlihan, Lokey, Howard & Zukin. He received his bachelor's degree in finance from the University of Michigan in 1989 and his master's of management in finance from the Kellogg Graduate School of Management, Northwestern University in 1992.

THOMAS A. SONTAG co-manages the SHORT-TERM INCOME FUND. He joined Strong in November 1998 and has co-managed the Fund since its inception in October 2002. From 1986 to November 1998, Mr. Sontag worked at Bear Stearns & Co., most recently acting as a managing director of the fixed income department. From September 1982 until December 1985, Mr. Sontag was employed in the fixed income department at Goldman Sachs & Co. Mr. Sontag received his bachelor's degree in economics and finance from the University of Wisconsin in 1981 and his master's of business administration in finance from the University of Wisconsin in 1982.

OTHER IMPORTANT INFORMATION YOU SHOULD KNOW

PERCENTAGE RESTRICTIONS The Fund's prospectus and statement of additional information may describe restrictions on the percentage of a particular type or quality of security in which each Fund may invest ("Percentage Restrictions"). Percentage Restrictions apply at the time a Fund purchases a security. Circumstances subsequent to the purchase of the security, such as a change in:
(1) the Fund's assets (e.g., due to cash inflows and redemptions), (2) the market value of the security, or (3) the pricing or rating of the security, may cause a Fund to exceed or fall short of the Percentage Restriction. If this happens, the Fund's continued holding of the security will not constitute a violation of the Percentage Restriction.

COMPARING THE FUNDS

The  following  will  help  you   distinguish  the  Funds  and  determine  their
suitability for your investment needs:



                        AVERAGE EFFECTIVE
FUND                    MATURITY             CREDIT QUALITY                     INCOME POTENTIAL  VOLATILITY

----------------------- -------------------- ---------------------------------- ----------------- -------------
Corporate Income        2 to 12 years        100% higher- or                    High              Moderate
                                             medium-quality
----------------------- -------------------- ---------------------------------- ----------------- -------------
Short-Term Income       3 years or less      100% higher- or                    High              Moderate
                                             medium-quality

A WORD ABOUT CREDIT QUALITY

CREDIT  QUALITY  measures  the  issuer's  expected  ability to pay  interest and
principal   payments  on  time.   Credit   quality   can  be   "higher-quality,"
"medium-quality," "lower-quality," or "in default."

HIGHER-QUALITY means securities that are in any of the three highest rating categories. For example, bonds rated AAA to A by Standard & Poor's Ratings Group (S&P)*.

MEDIUM-QUALITY means securities that are in the fourth-highest rating category. For example, bonds rated BBB by S&P*. * OR THOSE RATED IN THIS CATEGORY BY ANY NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION. S&P IS ONLY ONE EXAMPLE OF A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION.

This chart shows S&P's definitions and ratings groups for credit quality. Other rating organizations use similar definitions.

   CREDIT                                                         S&P'S RATINGS
   QUALITY                     S&P'S DEFINITION                       GROUP        RATING CATEGORY

-------------- ------------------------------------------------- ---------------- -------------------
Higher         Extremely strong capacity to meet financial       AAA              Highest
               commitment
               ------------------------------------------------- ---------------- -------------------
               Very strong capacity to meet financial            AA               Second highest
               commitment
               ------------------------------------------------- ---------------- -------------------
               Strong capacity to meet financial commitment      A                Third highest
               ------------------------------------------------- ---------------- -------------------
Medium         Adverse conditions or changing circumstances      BBB              Fourth highest
               are more likely to lead to a weakened capacity
               to meet financial commitment
-------------- ------------------------------------------------- ---------------- -------------------

We determine a security's credit quality rating at the time of investment by conducting credit research and analysis and by relying on credit ratings of several nationally recognized statistical rating organizations. These organizations are called NRSROs. When we determine if a security is in a specific category, we may use the highest rating assigned to it by any NRSRO. If a security is not rated, we rely on our internal credit research and analysis to rate the security. If a security's credit quality rating is downgraded after our investment, we monitor the situation to decide if we need to take any action, such as selling the security.

                                                                    YOUR ACCOUNT
12B-1 FEE

Each Fund has adopted a Rule 12b-1 distribution and service plan for their Advisor Class shares. Under the distribution and service plan, each Fund pays Strong Investments, Inc. (Distributor) or others to sell shares of a given class. These expenses may also include service fees paid to securities dealers or others that provide ongoing account services to distributors and shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate the Distributor for other expenses including: (1) printing and distributing prospectuses to persons other than shareholders and (2) preparing, printing and distributing advertising and sales literature and reports to shareholders used for sales purposes. Because Rule 12b-1 fees are ongoing, over time these fees will increase the cost of your investment and may cost more than other types of sales charges.

SHARE PRICE

Your price for buying, selling, or exchanging specific classes of shares is the net asset value per share (NAV) for that class of shares. NAV is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 3:00 p.m. Central Time) every day the NYSE is open. If the NYSE closes at any other time, or if an emergency exists, NAV may be calculated at a different time. Your share price will be the next NAV calculated after we accept your order.

NAV is based on the market value of the securities in a Fund's portfolio. Generally, market value is determined on the basis of information furnished by a pricing service or broker quotations, as appropriate. If pricing service information or broker quotations are not readily available, we determine the "fair value" of the security in good faith under the supervision of the Board of Directors of the Strong Funds. A security's "fair value" may differ from the price next available from the pricing service or broker depending on the method of valuation used.

((Side Box))
---------------------------------------------------------------
We determine the share price or NAV of a class by dividing the Fund's net assets attributable to the class (the value of the Fund's investments, cash, and other assets attributable to the class minus the liabilities and accrued expenses attributable to the class) by the number of class shares outstanding.
---------------------------------------------------------------

FOREIGN SECURITIES
Some of a Fund's portfolio securities may be listed on foreign exchanges that trade on days when we do not calculate a NAV. As a result, a Fund's NAV may change on days when you will not be able to purchase or redeem shares. In addition, a foreign exchange may not value its listed securities at the same time that we calculate a Fund's NAV.

BUYING SHARES

INVESTMENT MINIMUMS: When buying shares, you must meet the following investment minimum requirements:

-------------------------------------------- ------------------------------------ -------------------------------------
                                                INITIAL INVESTMENT MINIMUM          ADDITIONAL INVESTMENT MINIMUM
-------------------------------------------- ------------------------------------ -------------------------------------
Regular accounts                                           $2,500                                 $100
-------------------------------------------- ------------------------------------ -------------------------------------
Education Savings Accounts, traditional                    $1,000                                 $100
IRAs, Roth IRAs, SEP-IRAs and UGMA/UTMA
accounts
-------------------------------------------- ------------------------------------ -------------------------------------
SIMPLE IRA, 403(b)(7), Keogh, Pension        the lesser of $250 or $25 per month                  $50
Plan, and Profit Sharing Plan accounts*
-------------------------------------------- ------------------------------------ -------------------------------------

* IF YOU OPEN AN EMPLOYER-SPONSORED RETIREMENT PLAN ACCOUNT WHERE WE PROVIDE OR ONE OF OUR ALLIANCE PARTNERS PROVIDES DOCUMENT OR ADMINISTRATIVE SERVICES, THERE IS NO INITIAL INVESTMENT MINIMUM.

BUYING INSTRUCTIONS
You can buy shares in several ways.

BROKER-DEALER
You may purchase shares through a broker-dealer or other intermediary, who may charge you a fee. Broker-dealers, including each Fund's distributor, and other intermediaries may also from time to time sponsor or participate in promotional programs pursuant to which investors receive incentives for establishing with the broker-dealer or intermediary an account and/or for purchasing shares of the Strong Funds through the account(s). Investors should contact the broker-dealer or intermediary and consult the Statement of Additional Information for more information about promotional programs.

MAIL
You can open or add to an account by mail with a check made payable to Strong. Send it to the address listed on the back of this prospectus, along with your account application (for a new account) or an Additional Investment Form (for an existing account).

WIRE
Call 1-800-368-3863 for instructions before wiring funds either to open or add to an account. This helps to ensure that your account will be credited promptly and correctly.

SELLING SHARES

You can access the money in your account by selling (also called redeeming) some or all of your shares by one of the methods below. After your redemption request is accepted, we normally send you the proceeds on the next day NAV is calculated (Business Day).

SELLING INSTRUCTIONS
You can sell shares in several ways.

MAIL
Write a letter of instruction. It should specify your account number, the dollar amount or number of shares you wish to redeem, the names and signatures of the owners (or other authorized persons), and your mailing address. Then, mail it to the address listed on the back of this prospectus. If no direction is provided as to how and where the proceeds should be delivered to you, we will mail a check to the address on the account.

REDEMPTION OPTION
Sign up for the redemption option when you open your account or add it later by visiting the Account Services area at WWW.STRONG.COM or by calling 1-800-368-3863 to request a Shareholder Account Options Form. With this option, you may sell shares by phone or via the Internet and receive the proceeds in one of three ways:

(1) We can mail a check to your account's address. Checks will not be forwarded by the Postal Service, so please notify us if your address has changed;

(2) We can transmit the proceeds by Electronic Funds Transfer to a properly pre-authorized bank account. The proceeds usually will arrive at your bank two banking days after we process your redemption; or

(3) For a $10 fee, we can transmit the proceeds by wire to a properly pre-authorized bank account. The proceeds usually will arrive at your bank the first banking day after we process your redemption.

BROKER-DEALER
You may sell shares through a broker-dealer or other intermediary, who may charge you a fee.

PLEASE REMEMBER ...

o If you recently purchased shares, the payment of your redemption proceeds may be delayed by up to ten days to allow the purchase check or electronic transaction to clear.

o    Some  transactions  and  requests  require  a  signature   guarantee.   See
     "Additional Policies" for examples.

o With an IRA (or other retirement account), you will be charged (1) a $10 annual account maintenance fee for each account up to a maximum of $30 and
     (2) a $50 fee for transferring assets to another custodian or for closing an account.

o If you sell shares out of a non-IRA retirement account and you are eligible to roll the sale proceeds into another retirement plan, we will withhold for federal income tax purposes a portion of the sale proceeds unless you transfer all of the proceeds to an eligible retirement plan.

ADDITIONAL POLICIES

DEPOSIT OF UNSPECIFIED FUNDS FOR INVESTMENT
When all or a portion of a purchase is received for investment without a clear Fund designation or for investment in one of our closed classes or Funds, we will deposit the undesignated portion or the entire amount, as applicable, into the STRONG MONEY MARKET FUND. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the STRONG MONEY MARKET FUND.

DUPLICATE COPIES OF DOCUMENTS
Upon your request and for the applicable fee, you may obtain duplicate copies of documents, such as account statements, sharedrafts, and tax forms. Please call 1-800-368-3863 for more information.

INVESTING THROUGH A THIRD PARTY
If you invest through a third party (rather than directly with us), the policies and fees may be different than described in this prospectus. Banks, brokers, 401(k) plans, financial advisors, and financial supermarkets may charge transaction fees and may set different investment minimums or limitations on buying or selling shares. Consult a representative of your plan or financial institution for details.

MARKET TIMERS
The Fund will consider the following factors to identify market timers: shareholders who have (1) requested an exchange out of the Fund within 30 days of an earlier exchange request, (2) exchanged shares out of a Fund more than twice in a calendar quarter, (3) exchanged shares equal to at least $5 million or more than 1% of a Fund's net assets, or (4) otherwise seem to follow a timing pattern. Shares under common ownership or control are combined for purposes of these factors.

PURCHASES IN KIND
You may, if we approve, purchase shares of the Fund with securities that are eligible for purchase by the Fund (consistent with the Fund's investment restrictions, policies, and objectives) and that have a value that is readily ascertainable in accordance with the Fund's valuation policies.

SIGNATURE GUARANTEES
A signature guarantee is designed to protect shareholders and the Fund against fraudulent transactions by unauthorized persons. The transactions for which the Fund will require a signature guarantee for all authorized owners of an account include:

o when requesting that redemption proceeds be sent to a different name or address than is registered on an account, including another Strong mutual fund account;
o when establishing a bank address with no owner(s) in common with the Strong account owner(s), or when all Strong joint account owners are not also bank account owners;
o when transferring the ownership of an account to another individual or organization;
o    when submitting a written redemption request for more than $100,000;
o when requesting to redeem or redeposit shares that have been issued in certificate form;
o    if adding/changing a name or adding/removing an owner on an account; and
o    if adding/changing the beneficiary on a transfer-on-death account.

A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms, and others. Please note that a notary public stamp or seal is not acceptable.

TELEPHONE TRANSACTIONS
We use reasonable procedures to confirm that telephone requests are genuine. We may be responsible if we do not follow these procedures. You are responsible for losses resulting from fraudulent or unauthorized instructions received over the telephone, provided we reasonably believe the instructions were genuine. During times of unusual market activity, our phones may be busy and you may experience a delay placing a telephone request.

VERIFICATION OF ACCOUNT STATEMENTS
You should contact us in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. The statement will be deemed correct if we do not hear from you within those 60 days.

DISTRIBUTIONS

DISTRIBUTION POLICY
To the extent they are available, each Fund generally pays you dividends from net investment income monthly and distributes any net capital gains that it realizes annually. Dividends are declared on each Business Day, except for bank holidays. Under normal circumstances, dividends earned on weekends, holidays, and other days when the Fund's NAV is not calculated are declared on the first day preceding these days that the Fund's NAV is calculated. Your investment generally earns dividends from the first Business Day after we accept your purchase order. Please note, for purposes of determining when your investment begins earning dividends, proper purchase orders placed after the calculation of the Fund's NAV each day are normally accepted the next Business Day. There is no fixed dividend rate, and there can be no assurance that a Fund will pay any dividends or realize any capital gains.

REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
Your dividends and capital gains distributions will be automatically reinvested in additional shares of the class, unless you choose otherwise. Your other options are to receive checks for these payments, have them automatically invested in another Strong Fund, or have them deposited into your bank account. If you elect to receive distributions paid by check, the Fund, in its discretion, may reinvest distribution checks and reinvest future distributions. This may occur if (1) a distribution check remains uncashed and outstanding for six months or (2) the post office is unable to deliver the check to you. To change the current option for payment of dividends and capital gains distributions, please contact your broker-dealer or call us at 1-800-368-1683.

TAXES

TAXABLE DISTRIBUTIONS
Any net investment income and net short-term capital gains distributions you receive are generally taxable as ordinary dividend income at your income tax rate. Distributions of net long-term capital gains are generally taxable as long-term capital gains. This is generally true no matter how long you have owned your shares and whether you reinvest your distributions or take them in cash. You may also have to pay taxes when you exchange or sell shares if your shares have increased in value since you bought them. In addition, the Funds' active trading approach may increase the amount of capital gains tax that you have to pay on the Funds' returns. Please note, however, under federal law, the interest income earned from U.S. Treasury securities may be exempt from state and local taxes. Most states allow mutual funds to pass through that exemption to their shareholders, although there are conditions to this exemption in some states. Also, the Fund's use of derivatives may result in taxable income.

((Side Box))
------------------------------------------------------
Generally, if your investment is in a traditional IRA or other TAX-DEFERRED ACCOUNT, your dividends and distributions will not be taxed at the time they are paid, but instead at the time you withdraw them from your account.
------------------------------------------------------

RETURN OF CAPITAL
If your Fund's distributions exceed its earnings and profits all or a portion of those distributions may be treated as a return of capital to you. A return of capital will generally reduce the cost basis of your shares. It may also be treated as a sale of your shares.

YEAR-END STATEMENT
To assist you in tax preparation, after the end of each calendar year, we send you a statement of your Fund's ordinary dividends and net capital gains distributions (Form 1099).

BACKUP WITHHOLDING
By law, we must withhold 30% of your distributions and proceeds if (1) you are subject to backup withholding or (2) you have not provided us with complete and correct taxpayer information such as your Social Security number or taxpayer identification number.

((Side Box))
---------------------------------------------------
Unless your investment is in a tax-deferred retirement account such as an IRA, YOU MAY WANT TO AVOID:
o Investing a large amount in a fund close to the end of the calendar year. If the fund makes a capital gains distribution, you may receive some of your investment back as a taxable distribution.
o Selling shares of a mutual fund at a loss if you have purchased additional shares of the same Fund within 30 days prior to the sale or if you plan to purchase additional shares of the same fund within 30 days following the sale. This is called a wash sale and you will not be allowed to claim a tax loss on the transaction.
-------------------------------------------------------

Because everyone's tax situation is unique, you should consult your tax professional for assistance.

RESERVED RIGHTS

We reserve the right to:

o    Refuse,  change,  discontinue,  or temporarily  suspend  account  services,
     including   purchase,   exchange,   telephone,   or  facsimile   redemption
     privileges, for any reason.

o Reject any purchase request for any reason including exchanges from other Strong Funds. Generally, we do this if the purchase or exchange is disruptive to the efficient management of a Fund (due to the timing of the investment or an investor's history of excessive trading).

o    Change the minimum or maximum investment amounts.

o Delay sending out redemption proceeds for up to seven days (this generally only applies to very large redemptions without notice, to excessive trading, or during unusual market conditions).

o Suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings, when trading is restricted by the SEC, or under any emergency circumstances.

o Make a redemption in kind (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (1) $250,000 or (2) 1% of the Fund's assets. Generally, redemption in kind is used when large redemption requests may cause harm to the Fund and its shareholders. This includes redemptions made by check writing.

o Close any account that does not meet minimum investment requirements. We will give you notice and 60 days to increase your balance to the required minimum.

o    Waive the initial investment minimum at our discretion.

o Reject any purchase or redemption request that does not contain all required documentation.

o    Amend or terminate purchases in kind at any time.

FOR MORE INFORMATION

More information is available upon request at no charge, including:

SHAREHOLDER REPORTS: Additional information will be available in the annual and semiannual report to shareholders. These reports contain a letter from management, discuss recent market conditions and investment strategies that significantly affected your investment's performance during the last fiscal year, and list portfolio holdings.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI contains more details about investment policies, strategies, risks, and techniques. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically contained within this prospectus.

TO REQUEST INFORMATION OR TO ASK QUESTIONS:

BY TELEPHONE                                         FOR HEARING-IMPAIRED (TDD)
1-414-359-1400 or 1-800-368-1683                     1-800-999-2780

BY MAIL                                              BY OVERNIGHT DELIVERY
Strong Funds                                         Strong Funds
P.O. Box 2936                                        900 Heritage Reserve
Milwaukee, WI 53201-2936                             Menomonee Falls, WI 53051

ON THE INTERNET                                      BY E-MAIL
View online or download documents:                   SERVICE@STRONG.COM
SEC*: www.sec.gov

This prospectus is not an offer to sell securities in places other than the United States and its territories.

*INFORMATION ABOUT A FUND (INCLUDING THE SAI) CAN ALSO BE REVIEWED AND COPIED AT THE SECURITIES AND EXCHANGE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. YOU MAY CALL THE COMMISSION AT 1-202-942-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM. REPORTS AND OTHER INFORMATION ABOUT A FUND ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE COMMISSION'S INTERNET SITE AT WWW.SEC.GOV. YOU MAY OBTAIN A COPY OF THIS INFORMATION, AFTER PAYING A DUPLICATING FEE, BY SENDING A WRITTEN REQUEST TO THE COMMISSION'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102, OR BY SENDING AN ELECTRONIC REQUEST TO THE FOLLOWING E-MAIL ADDRESS: PUBLICINFO@SEC.GOV.


Strong Corporate Income Fund, a series of Strong Income Funds, Inc., SEC file number: 811-6195
Strong Short-Term Income Fund, a series of Strong Income Funds, Inc., SEC file number: 811-6195

                                                    PROSPECTUS  OCTOBER 31, 2002
                                            AS SUPPLEMENTED ON NOVEMBER 22, 2002


[INVESTOR CLASS (written vertically)]




                                                                         Strong
                                                               Corporate Income
                                                                           Fund

                                                                         Strong
                                                              Short-Term Income
                                                                           Fund













                                                             STRONG[STRONG LOGO]

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

YOUR INVESTMENT

KEY INFORMATION

What are the Funds' objectives?................................................1

What are the Funds' principal investment strategies?...........................1

What are the main risks of investing in the Funds?.............................3

What are the Funds' fees and expenses?.........................................5

Who are the Funds' investment advisor and portfolio managers?..................6

OTHER IMPORTANT INFORMATION YOU SHOULD KNOW

Percentage Restrictions........................................................8

Comparing the Funds............................................................9

A Word About Credit Quality....................................................9

YOUR ACCOUNT

12b-1 Fee.....................................................................11

Share Price...................................................................11

Buying Shares.................................................................12

Selling Shares................................................................15

Additional Policies...........................................................17

Distributions.................................................................21

Taxes.........................................................................21

Services for Investors........................................................23

Reserved Rights...............................................................26

For More Information..................................................Back Cover


IN THIS PROSPECTUS, "WE" OR "US" REFERS EITHER TO STRONG CAPITAL MANAGEMENT, INC., THE INVESTMENT ADVISOR FOR THE STRONG FUNDS, OR STRONG INVESTOR SERVICES, INC., THE ADMINISTRATOR AND TRANSFER AGENT FOR THE STRONG FUNDS.

                                                                YOUR INVESTMENT

KEY INFORMATION

WHAT ARE THE FUNDS' OBJECTIVES?

The STRONG CORPORATE INCOME FUND AND THE STRONG SHORT-TERM INCOME FUND seek total return by investing for a high level of current income.

WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?

The STRONG CORPORATE INCOME FUND invests, under normal conditions, 100% of its net assets in investment-grade securities and other investment-grade obligations (including mortgage- and asset-backed securities, and U.S. government and its agencies securities) of which at least 80% will be in corporate securities. Investment-grade securities are securities rated in the higher quality categories to those rated in the medium-quality category (e.g. securities rated AAA to BBB by S&P). The Fund's average effective maturity will normally be between two and twelve years. To select securities for the Fund's portfolio, the managers engage in rigorous, security-by-security research as well as thorough analysis of general economic conditions. Generally, rigorous research on the finances, industry, and capital structure of corporate issuers drives corporate issue selection. The Fund's managers may sell a holding if its value becomes unattractive (e.g. when its fundamental qualities deteriorate or when other investment opportunities exist that have more attractive yields). In addition, the Fund may use derivatives to manage market or business risk or to enhance the Fund's yield. The Fund may utilize an active trading approach.

The STRONG SHORT-TERM INCOME FUND invests, under normal conditions, 100% of its net assets in investment-grade securities (including investment-grade corporate, mortgage- and asset-backed, and U.S. government and it agencies bonds), and other investment-grade obligations. Investment-grade securities are securities rated in the higher quality categories to those rated in the medium-quality category (e.g. securities rated AAA to BBB by S&P). The Fund's average effective maturity will normally be three years or less. To select securities for the Fund's portfolio, the managers engage in rigorous, security-by-security research as well as thorough analysis of general economic conditions. Generally, quantitative analysis (focused on such factors as duration, yield spreads, and the yields at different maturities of suitable investment) drives issue selection in the Treasury and mortgage marketplace, and rigorous research on the finances, industry, and capital structure of corporate issuers drives corporate issue selection. The Fund's managers may sell a holding if its value becomes unattractive (e.g. when its fundamental qualities deteriorate or when other investment opportunities exist that have more attractive yields). In addition, the Fund may use derivatives to manage market or business risk or to enhance the Fund's yield. The Fund may utilize an active trading approach.

Although the Funds invest primarily for income, they also employ techniques designed to realize capital appreciation. For example, the managers may select bonds with maturities and coupon rates that position them for potential capital appreciation for a variety of reasons, including a managers' view on the direction of future interest-rate movements and the potential for a credit upgrade.

The managers of the Funds may invest up to 100% of each Fund's assets in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. government, or foreign governments) as a temporary defensive position during adverse market, economic, or political conditions if the Funds' managers determine that a temporary defensive position is advisable. If the market goes up, taking a temporary defensive position may result in the Fund earning a lower return than it would have otherwise achieved if the managers had not adopted a temporary defensive position. In this case, the Fund may not achieve its investment objectives.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

BOND RISKS: The major risks of each Fund are those of investing in the bond market. A bond's market value is affected significantly by changes in interest rates. Generally, when interest rates rise, the bond's market value declines, and when interest rates decline, its market value rises (interest-rate risk). Generally, the longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield (maturity risk). A bond's value can also be affected by changes in the bond's credit quality rating or its issuer's financial condition (credit-quality risk). Because bond values fluctuate, the Fund's share price fluctuates. So, when you sell your investment, you may receive more or less money than you originally invested.

ACTIVE TRADING RISK: Each Fund's use of an active trading approach may increase the Fund's costs and reduce the Fund's performance.

DERIVATIVES RISKS: Derivatives include futures, options and swap agreements. Futures are agreements for the future purchase or sale of an underlying financial instrument at a specified price on a specified date. In writing put and call options, the Fund receives fees for writing the option but is exposed to losses due to adverse changes in the value of the underlying asset against which the option was written. To the extent required, the Fund will cover the financial exposure created by writing put and call options either by using offsetting options or futures or designating liquid assets on its books and records. In purchasing options, the Fund is exposed to loss of principal. In a swap agreement, two parties agree to exchange the returns earned or realized on a predetermined investment or instrument. Swap agreements may be considered illiquid. In addition, the Fund bears the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the swap agreement counterparty. The market for swap agreements is largely unregulated. The use of derivatives may not always be a successful hedge and using them could lower each Fund's yield.

MANAGEMENT RISK: Each Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Funds' managers will produce the desired results.

MORTGAGE- AND ASSET-BACKED SECURITIES RISK: Mortgage-backed and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security. This could reduce the Fund's share price and its income distributions.

NOT INSURED RISK: An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

SECURITIES LENDING RISK: Each Fund participates in a securities lending program, which allows the Fund to lend its portfolio securities, up to 33 1/3% of the Fund's net assets (including any cash collateral received to secure the loan), to certain large, creditworthy, institutional borrowers as a means of earning additional income. Securities lending presents three primary risks: borrower default risk (e.g., the borrower fails to return a loaned security and there is a shortfall on the posted collateral); cash collateral investment risk (e.g., principal loss arising from the lending agent's investment of cash collateral); and security recall/return risk (e.g., the Fund is unable to recall a security in time to exercise valuable voting rights or sell the security).

The Funds are appropriate for investors who are comfortable with the risks described here. The CORPORATE INCOME FUND is appropriate for investors whose financial goals are four or more years in the future and the SHORT-TERM INCOME FUND is appropriate for investors whose financial goals are two or more years in the future. The Funds are not appropriate for investors concerned primarily with principal stability.

FUND STRUCTURE
Each of the Funds has adopted a multiple class plan and may offer one or more classes of shares. Only the Investor Class shares are offered in this prospectus. The principal differences among the classes are each class' sales charges , if any, and annual expenses. Each class may also pay different administrative and transfer agency fees and expenses.

Investor Class shares are subject to distribution fees and expenses under a Rule 12b-1 plan. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of an investment in Investor Class shares and may cost more than paying other types of sales charges.

The bar chart and performance table are not presented because the Funds are new and did not begin operations until October 31, 2002.

WHAT ARE THE FUNDS' FEES AND EXPENSES?

This section describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
The Investor Class shares of each Fund are 100% no-load, so you pay no up-front sales charges (loads) to buy or sell shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
The costs of operating the Funds are deducted from the Funds' assets, which means you pay them indirectly. These costs are deducted before computing the daily share price or making distributions. As a result, they don't appear on your account statement, but instead reduce the total return you receive from your Fund investment.

The Annual Fund Operating Expenses table and Example shown below are based on estimated expenses to be incurred during the Fund's fiscal period ending October 31, 2003. Please keep in mind that, as a result of changing market conditions, total asset levels, and other factors, expenses at any time during the current fiscal period may be significantly different than those shown.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)


                                       MANAGEMENT                                                 TOTAL ANNUAL FUND
FUND                                    FEES(1)           12B-1 FEE         OTHER EXPENSES (2)    OPERATING EXPENSES
------------------------------------ --------------- --------------------- --------------------- ---------------------
Corporate Income                           0.375%           0.25%                 0.565%                1.19%
Short-Term Income                          0.375%           0.25%                 0.655%                1.28%

(1) THE FUNDS HAVE A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE A DESIGNATED LEVEL.
(2)  BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and reinvest all dividends and distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

  FUND                                      1 YEAR                    3 YEARS
-------------------------------------------------------------------------------
  Corporate Income                          $122                      $379
  Short-Term Income                         $130                      $406

WHO ARE THE FUNDS' INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

Strong Capital Management, Inc. (Strong) is the investment advisor for the Funds. Strong provides investment management services for mutual funds and other investment portfolios representing assets, as of September 30, 2002, of over $38 billion. Strong began conducting business in 1974. Since then, its principal business has been providing investment advice for individuals and institutional accounts, such as pension and profit-sharing plans, as well as mutual funds, some of which are available through variable insurance products. Strong's address is P.O. Box 2936, Milwaukee, WI 53201.

As compensation for its advisory services, each Fund pays Strong a management fee at the annual rate specified below of the average daily net asset value of that Fund.

                                              FOR ASSETS UNDER           FOR THE NEXT              FOR ASSETS
FUND                                             $4 BILLION           $2 BILLION ASSETS       $6 BILLION AND ABOVE
------------------------------------------- ---------------------- ------------------------- -----------------------
Corporate Income                                   0.375%                   0.35%                     0.325%
Short-Term Income                                  0.375%                   0.35%                     0.325%

The following individuals are the Funds' Portfolio Managers.

JAY N. MUELLER co-manages the CORPORATE INCOME FUND. He is a Chartered Financial Analyst. He joined Strong as a Portfolio Manager in September 1991. He has co-managed the Fund since its inception in October 2002. From 1987 to 1991, Mr. Mueller was employed by R. Meeder & Associates as a securities analyst and Portfolio Manager. Mr. Mueller received his bachelor's degree in economics from the University of Chicago in 1982

THOMAS M. PRICE co-manages the CORPORATE INCOME FUND and the SHORT-TERM INCOME FUND. He is a Chartered Financial Analyst and has co-managed the Funds since their inception in October 2002. He joined Strong in April 1996 as a research analyst and became a fixed income co-Portfolio Manager in May 1998. From July 1992 to April 1996, he was a high-yield bond analyst at Northwestern Mutual Life Insurance Company. From June 1989 to June 1991, he was a financial analyst at Houlihan, Lokey, Howard & Zukin. He received his bachelor's degree in finance from the University of Michigan in 1989 and his master's of management in finance from the Kellogg Graduate School of Management, Northwestern University in 1992.

THOMAS A. SONTAG co-manages the SHORT-TERM INCOME FUND. He joined Strong in November 1998 and has co-managed the Fund since its inception in October 2002. From 1986 to November 1998, Mr. Sontag worked at Bear Stearns & Co., most recently acting as a managing director of the fixed income department. From September 1982 until December 1985, Mr. Sontag was employed in the fixed income department at Goldman Sachs & Co. Mr. Sontag received his bachelor's degree in economics and finance from the University of Wisconsin in 1981 and his master's of business administration in finance from the University of Wisconsin in 1982.

OTHER IMPORTANT INFORMATION YOU SHOULD KNOW

PERCENTAGE RESTRICTIONS
-------------------------------------------------------------------------------
The Fund's prospectus and statement of additional information may describe restrictions on the percentage of a particular type or quality of security in which each Fund may invest ("Percentage Restrictions"). Percentage Restrictions apply at the time a Fund purchases a security. Circumstances subsequent to the purchase of the security, such as a change in: (1) the Fund's assets (e.g., due to cash inflows and redemptions), (2) the market value of the security, or (3) the pricing or rating of the security, may cause a Fund to exceed or fall short of the Percentage Restriction. If this happens, the Fund's continued holding of the security will not constitute a violation of the Percentage Restriction.

COMPARING THE FUNDS

The  following  will  help  you   distinguish  the  Funds  and  determine  their
suitability for your investment needs:



                                    AVERAGE EFFECTIVE                                    INCOME
FUND                                MATURITY            CREDIT QUALITY                   POTENTIAL        VOLATILITY
----------------------------------- ------------------- -------------------------------- ---------------- ------------
Corporate Income                    2 to 12 years       100% higher- or                  High             Moderate
                                                        medium-quality
----------------------------------- ------------------- -------------------------------- ---------------- ------------
Short-Term Income                   3 years or less     100% higher- or                  High             Moderate
                                                        medium-quality

A WORD ABOUT CREDIT QUALITY

CREDIT  QUALITY  measures  the  issuer's  expected  ability to pay  interest and
principal   payments  on  time.   Credit   quality   can  be   "higher-quality,"
"medium-quality," "lower-quality," or "in default."

HIGHER-QUALITY means securities that are in any of the three highest rating categories. For example, bonds rated AAA to A by Standard & Poor's Ratings Group (S&P)*.

MEDIUM-QUALITY means securities that are in the fourth-highest rating category. For example, bonds rated BBB by S&P*.

*OR THOSE RATED IN THIS CATEGORY BY ANY NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION. S&P IS ONLY ONE EXAMPLE OF A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION.

This chart shows S&P's definitions and ratings groups for credit quality. Other rating organizations use similar definitions.


      CREDIT                                                           S&P'S RATINGS
      QUALITY       S&P'S DEFINITION                                   GROUP           RATING CATEGORY
      ------------- -------------------------------------------------- --------------- --------------------
      Higher        Extremely strong capacity to meet financial        AAA             Highest
                    commitment
                    -------------------------------------------------- --------------- --------------------
                    Very strong capacity to meet financial commitment  AA              Second highest
                    -------------------------------------------------- --------------- --------------------
                    Strong capacity to meet financial commitment       A               Third highest
                    -------------------------------------------------- --------------- --------------------
      Medium        Adverse conditions or changing circumstances are   BBB             Fourth highest
                    more likely to lead to a weakened capacity to
                    meet financial commitment
      ------------- -------------------------------------------------- --------------- --------------------

We determine a security's credit quality rating at the time of investment by conducting credit research and analysis and by relying on credit ratings of several nationally recognized statistical rating organizations. These organizations are called NRSROs. When we determine if a security is in a specific category, we may use the highest rating assigned to it by any NRSRO. If a security is not rated, we rely on our internal credit research and analysis to rate the security. If a security's credit quality rating is downgraded after our investment, we monitor the situation to decide if we need to take any action, such as selling the security.
                                                                    YOUR ACCOUNT

12B-1 FEE
-------------------------------------------------------------------------------

Each Fund has adopted a Rule 12b-1 distribution and service plan for its Investor Class shares. Under the distribution and service plan, each Fund pays Strong Investments, Inc. (Distributor) or others to sell shares of a given class. These expenses may also include service fees paid to securities dealers or others that provide ongoing account services to distributors and shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate the Distributor for other expenses including: (1) printing and distributing prospectuses to persons other than shareholders and (2) preparing, printing and distributing advertising and sales literature and reports to shareholders used for sales purposes. Because Rule 12b-1 fees are ongoing, over time these fees will increase the cost of your investment and may cost more than other types of sales charges.

SHARE PRICE
-------------------------------------------------------------------------------

Your price for buying, selling, or exchanging specific classes of shares is the net asset value per share (NAV) for that class of shares. NAV is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 3:00 p.m., Central Time) every day the NYSE is open. If the NYSE closes at any other time, or if an emergency exists, NAV may be calculated at a different time. Your share price will be the next NAV calculated after we accept your order.

NAV is based on the market value of the securities in a Fund's portfolio. Generally, market value is determined on the basis of information furnished by a pricing service or broker quotations, as appropriate. If pricing service information or broker quotations are not readily available, we determine the "fair value" of the security in good faith under the supervision of the Board of Directors of the Strong Funds. A security's "fair value" may differ from the price next available from the pricing service or broker depending on the method of valuation used.

((Side Box))
------------------------------------------------------
We determine the share price or NAV of a class by dividing the Fund's net assets attributable to the class (the value of the Fund's investments, cash, and other assets attributable to the class minus the liabilities and accrued expenses attributable to the class) by the number of class shares outstanding.
------------------------------------------------------

FOREIGN SECURITIES
Some of a Fund's portfolio securities may be listed on foreign exchanges that trade on days when we do not calculate a NAV. As a result, a Fund's NAV may change on days when you will not be able to purchase or redeem shares. In addition, a foreign exchange may not value its listed securities at the same time that we calculate a Fund's NAV.

BUYING SHARES
------------------------------------------------------------------------------

INVESTMENT MINIMUMS: When buying shares, you must meet the following investment minimum requirements:


                                        INITIAL INVESTMENT MINIMUM           ADDITIONAL INVESTMENT MINIMUM
     ---------------------------------- ------------------------------------ ---------------------------------
     Regular accounts                   $2,500                               $100
     ---------------------------------- ------------------------------------ ---------------------------------
     Education Savings Accounts,        $1,000                               $100
     traditional IRAs, Roth IRAs,
     SEP-IRAs, and UGMA/UTMA accounts
     ---------------------------------- ------------------------------------ ---------------------------------
     SIMPLE IRA, 403(b)(7), Keogh,      the lesser of $250 or $25 per month  $50
     Pension Plan, and Profit Sharing
     Plan accounts*
     ---------------------------------- ------------------------------------ ---------------------------------

       * IF YOU OPEN AN  EMPLOYER-SPONSORED  RETIREMENT  PLAN  ACCOUNT  WHERE WE
       PROVIDE  OR  ONE  OF  OUR   ALLIANCE   PARTNERS   PROVIDES   DOCUMENT  OR
       ADMINISTRATIVE SERVICES, THERE IS NO INITIAL INVESTMENT MINIMUM.

BUYING INSTRUCTIONS
You can buy shares in several ways.

MAIL
You can open or add to an account by mail with a check made payable to Strong. Send it to the address listed on the back of this prospectus, along with your account application (for a new account) or an Additional Investment Form (for an existing account).

EXCHANGE OPTION
Sign up for the exchange option when you open your account. To add this option to an existing account, visit the Account Services area at WWW.STRONG.COM or call 1-800-368-3863 for a Shareholder Account Options Form.

((Side Box))
-----------------------------------------------
                  QUESTIONS?
              Call 1-800-368-3863
                24 hours a day
                 7 days a week
-----------------------------------------------

EXPRESS PURCHASESM
You can make additional investments to your existing account directly from your bank account. If you didn't establish this option when you opened your account, visit the Account Services area at WWW.STRONG.COM or call us at 1-800-368-3863 for a Shareholder Account Options Form.

STRONG DIRECT(R)
You can use Strong Direct(R) to add to your investment from your bank account or to exchange shares between Strong Funds by calling 1-800-368-1050. See "Services for Investors" for more information.

ONLINE ACCOUNT ACCESS AT STRONG.COM
You can use online account access at WWW.STRONG.COM to add to your investment from your bank account or to exchange shares between Strong Funds. See "Services for Investors" for more information.

INVESTOR CENTERS
You can visit our Investor Center in Menomonee Falls, Wisconsin, which is near Milwaukee. Visit the Account Services area at WWW.STRONG.COM or call 1-800-368-3863 for hours, directions, and the location of our other Investor Centers.

WIRE
Call 1-800-368-3863 for instructions before wiring funds either to open or add to an account. This helps to ensure that your account will be credited promptly and correctly.

AUTOMATIC INVESTMENT SERVICES
See "Services for Investors" for detailed information on all of our automatic investment services. You can sign up for these services when you open your account or you can add them later by visiting the Account Services area at WWW.STRONG.COM or by calling 1-800-368-3863 for the appropriate form.

BROKER-DEALER
You may purchase shares through a broker-dealer or other intermediary, who may charge you a fee. Broker-dealers, including each Fund's distributor, and other intermediaries may also from time to time sponsor or participate in promotional programs pursuant to which investors receive incentives for establishing with the broker-dealer or intermediary an account and/or for purchasing shares of the Strong Funds through the account(s). Investors should contact the broker-dealer or intermediary and consult the Statement of Additional Information for more information about promotional programs.

PLEASE REMEMBER . . .

o    We only accept checks payable to Strong.
o We do not accept cash, third-party checks, credit card convenience checks, or checks drawn on banks outside the U.S.
o You will be charged $25 for every check or Electronic Funds Transfer returned unpaid.

SELLING SHARES
-------------------------------------------------------------------------------

You can access the money in your account by selling (also called redeeming) some or all of your shares by one of the methods below. After your redemption request is accepted, we normally send you the proceeds on the next day NAV is calculated (Business Day).

SELLING INSTRUCTIONS
You can sell shares in several ways.

MAIL
Write a letter of instruction. It should specify your account number, the dollar amount or number of shares you wish to redeem, the names and signatures of the owners (or other authorized persons), and your mailing address. Then, mail it to the address listed on the back of this prospectus. If no direction is provided as to how and where the proceeds should be delivered to you, we will mail a check to the address on the account.

REDEMPTION OPTION
Sign up for the redemption option when you open your account or add it later by visiting the Account Services area at WWW.STRONG.COM or by calling 1-800-368-3863 to request a Shareholder Account Options Form. With this option, you may sell shares by phone or via the Internet and receive the proceeds in one of three ways:

(1) We can mail a check to your account's address. Checks will not be forwarded by the Postal Service, so please notify us if your address has changed;

(2) We can transmit the proceeds by Electronic Funds Transfer to a properly pre-authorized bank account. The proceeds usually will arrive at your bank two banking days after we process your redemption; or

(3) For a $10 fee, we can transmit the proceeds by wire to a properly pre-authorized bank account. The proceeds usually will arrive at your bank the first banking day after we process your redemption.

STRONG DIRECT(R)
You can redeem shares through Strong Direct(R) at 1-800-368-1050. See "Services for Investors" for more information.

ONLINE ACCOUNT ACCESS AT STRONG.COM
You can use online account access at WWW.STRONG.COM to redeem shares. See "Services for Investors" for more information.

INVESTOR CENTERS
You can visit our Investor Center in Menomonee Falls, Wisconsin, which is near Milwaukee. Visit the Account Services area at WWW.STRONG.COM or call 1-800-368-3863 for hours, directions, and the location of our other Investor Centers.

SYSTEMATIC WITHDRAWAL PLAN
You can set up automatic withdrawals from your account at regular intervals. You can sign up for this service when you open your account, or you can add it later by calling 1-800-368-3863 for the appropriate form. See "Services for Investors" for more information on this service and other automatic investment and withdrawal services. Certain restrictions may apply. Refer to the Statement of Additional Information for details.

BROKER-DEALER
You may sell shares through a broker-dealer or other intermediary, who may charge you a fee.

CHECK WRITING
Sign up for free check writing when you open your account or call 1-800-368-3863 to add it later to an existing account. Check redemptions must be for a minimum of $500. Checks will only be honored if written against purchases that were made more than ten days before the check is presented for payment. You cannot write a check to close an account.

PLEASE REMEMBER ...

o If you recently purchased shares, the payment of your redemption proceeds may be delayed by up to ten days to allow the purchase check or electronic transaction to clear.

o You will be charged a $10 service fee for a stop payment on a check written on your Strong Funds account.

o    Some  transactions  and  requests  require  a  signature   guarantee.   See
     "Additional Policies" for examples.

o If you are selling shares you hold in certificate form, you must submit the certificates with your redemption request. Each registered owner must sign the certificates and all signatures must be guaranteed.

((Side Box))
-------------------------------------------------------------------------
There may be special distribution requirements that apply to retirement accounts. For instructions on:
o    Roth and Traditional IRA accounts, call 1-800-368-3863.
o SIMPLE IRA, SEP-IRA, 403(b)(7), Keogh, Pension Plan, Profit Sharing Plan, or 401(k) Plan accounts, call 1-800-368-2882.
----------------------------------------------------------------------------

o With an IRA (or other retirement account), you will be charged (1) a $10 annual account maintenance fee for each account up to a maximum of $30 and
     (2) a $50 fee for transferring assets to another custodian or for closing an account.

o If you sell shares out of a non-IRA retirement account and you are eligible to roll the sale proceeds into another retirement plan, we will withhold for federal income tax purposes a portion of the sale proceeds unless you transfer all of the proceeds to an eligible retirement plan.

ADDITIONAL POLICIES
-------------------------------------------------------------------------------

DEPOSIT OF UNSPECIFIED FUNDS FOR INVESTMENT
When all or a portion of a purchase is received for investment without a clear Fund designation or for investment in one of our closed classes or Funds, we will deposit the undesignated portion or the entire amount, as applicable, into the STRONG MONEY MARKET FUND. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the STRONG MONEY MARKET FUND.

DUPLICATE COPIES OF DOCUMENTS
Upon your request and for the applicable fee, you may obtain duplicate copies of documents, such as account statements, sharedrafts, and tax forms. Please call 1-800-368-3863 for more information.

HOUSEHOLDING
If we mail financial reports, prospectuses, or other regulatory material directly to you, we attempt to reduce the volume of mail you receive by sending only one copy to your household. You can call us at 1-800-368-3863, or write to us at the address listed on the back of this prospectus, to request (1)
additional copies free of charge or (2) that we discontinue our practice of householding regulatory materials.

INVESTING THROUGH A THIRD PARTY
If you invest through a third party (rather than directly with us), the policies and fees may be different than described in this prospectus. Banks, brokers, 401(k) plans, financial advisors, and financial supermarkets may charge transaction fees and may set different investment minimums or limitations on buying or selling shares. Consult a representative of your plan or financial institution for details.

LOW BALANCE ACCOUNT FEE
Because of the high cost of maintaining small accounts, an annual low balance account fee of $25 (or the value of the account if the account value is less than $25) will be charged to all accounts that fail to meet the initial investment minimum. The fee, which is payable to the transfer agent, will not apply to shareholders whose combined Strong Funds assets total $100,000 or more. We may waive the fee, in our discretion, in the event that a significant market correction lowers an account balance below the account's initial investment minimum.

MARKET TIMERS
The Fund will consider the following factors to identify market timers: shareholders who have (1) requested an exchange out of the Fund within 30 days of an earlier exchange request, (2) exchanged shares out of a Fund more than twice in a calendar quarter, (3) exchanged shares equal to at least $5 million or more than 1% of a Fund's net assets, or (4) otherwise seem to follow a timing pattern. Shares under common ownership or control are combined for purposes of these factors.

PURCHASES IN KIND
You may, if we approve, purchase shares of the Fund with securities that are eligible for purchase by the Fund (consistent with the Fund's investment restrictions, policies, and objectives) and that have a value that is readily ascertainable in accordance with the Fund's valuation policies.

SIGNATURE GUARANTEES

A signature guarantee is designed to protect shareholders and the Fund against fraudulent transactions by unauthorized persons. The transactions for which the Fund will require a signature guarantee for all authorized owners of an account include: o when requesting that redemption proceeds be sent to a different name or address than is registered on an account, including another Strong mutual fund account;

o when establishing a bank address with no owner(s) in common with the Strong account owner(s), or when all Strong joint account owners are not also bank account owners;
o when transferring the ownership of an account to another individual or organization;
o    when submitting a written redemption request for more than $100,000;
o    if adding/changing a name or adding/removing an owner on an account; and
o    if adding/changing the beneficiary on a transfer-on-death account.

A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms, and others. Please note that a notary public stamp or seal is not acceptable.

TELEPHONE AND ELECTRONIC TRANSACTIONS
We use reasonable procedures to confirm that telephone and electronic transaction requests are genuine. We may be responsible if we do not follow these procedures. You are responsible for losses resulting from fraudulent or unauthorized instructions received over the telephone or electronically, provided we reasonably believe the instructions were genuine. To safeguard your account, please keep your Strong Direct(R) and online account passwords confidential. Contact us immediately if you believe there is a discrepancy between a transaction you performed and the confirmation statement you received, or if you believe someone has obtained unauthorized access to your account or password.

During times of unusual market activity, our phones may be busy and you may experience a delay placing a telephone request. During these times, consider trying Strong Direct(R), our 24-hour automated telephone system, by calling 1-800-368-1050, or online account access at WWW.STRONG.COM. Please remember that you must have the redemption option as an option on your account to redeem shares through Strong Direct(R) or online account access.

VERIFICATION OF ACCOUNT STATEMENTS
You should contact us in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. The statement will be deemed correct if we do not hear from you within those 60 days.

DISTRIBUTIONS
-------------------------------------------------------------------------------

DISTRIBUTION POLICY
To the extent they are available, each Fund generally pays you dividends from net investment income monthly and distributes any net capital gains that it realizes annually. Dividends are declared on each Business Day, except for bank holidays. Under normal circumstances, dividends earned on weekends, holidays, and other days when the Fund's NAV is not calculated are declared on the first day preceding these days that the Fund's NAV is calculated. Your investment generally earns dividends from the first Business Day after we accept your purchase order. Please note, for purposes of determining when your investment begins earning dividends, proper purchase orders placed after the calculation of the Fund's NAV each day are normally accepted the next Business Day. There is no fixed dividend rate, and there can be no assurance that a Fund will pay any dividends or realize any capital gains.

REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
Your dividends and capital gains distributions will be automatically reinvested in additional shares of the class, unless you choose otherwise. Your other options are to receive checks for these payments, have them automatically invested in another Strong Fund, or have them deposited into your bank account. If you elect to receive distributions paid by check, the Fund, in its discretion, may reinvest distribution checks and reinvest future distributions. This may occur if (1) a distribution check remains uncashed and outstanding for six months or (2) the post office is unable to deliver the check to you. To change the current option for payment of dividends and capital gains distributions, please contact your broker-dealer or call us at 1-800-368-1683.

TAXES
------------------------------------------------------------------------------

TAXABLE DISTRIBUTIONS
Any net investment income and net short-term capital gains distributions you receive are generally taxable as ordinary dividend income at your income tax rate. Distributions of net long-term capital gains are generally taxable as long-term capital gains. This is generally true no matter how long you have owned your shares and whether you reinvest your distributions or take them in cash. You may also have to pay taxes when you exchange or sell shares if your shares have increased in value since you bought them. In addition, the Funds' active trading approach may increase the amount of capital gains tax that you have to pay on the Funds' returns. Please note, however, under federal law, the interest income earned from U.S. Treasury securities may be exempt from state and local taxes. Most states allow mutual funds to pass through that exemption to their shareholders, although there are conditions to this exemption in some states. Also, the Fund's use of derivatives may result in taxable income.

((Side Box))
------------------------------------------------------
Generally, if your investment is in a traditional IRA or other TAX-DEFERRED ACCOUNT, your dividends and distributions will not be taxed at the time they are paid, but instead at the time you withdraw them from your account.
------------------------------------------------------

RETURN OF CAPITAL
If your Fund's distributions exceed its earnings and profits, all or a portion of those distributions may be treated as a return of capital to you. A return of capital will generally reduce the cost basis of your shares. It may also be treated as a sale of your shares.

YEAR-END STATEMENT
To assist you in tax preparation, after the end of each calendar year, we send you a statement of your Fund's ordinary dividends and net capital gains distributions (Form 1099).

BACKUP WITHHOLDING
By law, we must withhold 30% of your distributions and proceeds if (1) you are subject to backup withholding or (2) you have not provided us with complete and correct taxpayer information such as your Social Security number or taxpayer identification number.

((Side Box))
---------------------------------------------------
Unless your investment is in a tax-deferred retirement account such as an IRA, YOU MAY WANT TO AVOID:

o Investing a large amount in a fund close to the end of the calendar year. If the fund makes a capital gains distribution, you may receive some of your investment back as a taxable distribution.
o Selling shares of a mutual fund at a loss if you have purchased additional shares of the same fund within 30 days prior to the sale or if you plan to purchase additional shares of the same fund within 30 days following the sale. This is called a wash sale and you will not be allowed to claim a tax loss on the transaction.
-----------------------------------------------------

Because everyone's tax situation is unique, you should consult your tax professional for assistance.

SERVICES FOR INVESTORS
-------------------------------------------------------------------------------

We provide you with a variety of services to help you manage your investment. For more details, call 1-800-368-3863, 24 hours a day, 7 days a week. These services include:

STRONG DIRECT(R) AUTOMATED TELEPHONE SYSTEM
Our 24-hour automated response system enables you to use a touch-tone phone to access current share prices, to access Fund and account information, and to make purchases, exchanges, or redemptions among your existing accounts if you have elected these services, by calling 1-800-368-1050. Passwords help to protect your account information.

STRONG.COM
Visit us online at WWW.STRONG.COM to access your Fund's performance and portfolio holding information. In addition to general information about investing, our web site offers daily performance information, portfolio manager commentaries, and information on available account options.

ONLINE ACCOUNT ACCESS AT STRONG.COM
If you are a shareholder, you may access your account information 24 hours a day from your personal computer at WWW.STRONG.COM. Online account access allows you to view account history, account balances, and recent dividend activity, as well as to make purchases, exchanges, or redemptions among your existing accounts if you have elected these services. You may also update your mailing address and add or make changes to an Automatic Investment Plan. In addition, you may sign up to receive regulatory documents, regulatory inserts, daily transaction reports, and account statements from us in an electronic format, or request that we discontinue electronic delivery. Additional planning tools and market information are also available. Encryption technology and passwords help to protect your account information. You may register to use online account access at WWW.STRONG.COM.

STRONGMAIL
If you register for StrongMail at WWW.STRONGMAIL.COM, you will receive your Fund's closing price by e-mail each Business Day. In addition, StrongMail offers market news and updates throughout the day.

STRONG EXCHANGE OPTION
You may exchange shares of a Fund for shares of an appropriate class of another Strong Fund, either in writing, by telephone, or through your personal computer, if the accounts are identically registered (with the same name, address, and taxpayer identification number). Please ask us for the appropriate prospectus and read it before investing in any of the Strong Funds. Remember, an exchange of shares of one Strong Fund for those of another Strong Fund is considered a sale and a purchase of shares for several purposes, including tax purposes, and may result in a capital gain or loss. Some Strong Funds into which you may want to exchange may charge a redemption fee of 0.50% to 1.00% on the sale of shares held for 12 months or less, as described in the appropriate Fund's prospectus. Purchases by exchange are subject to the investment requirements and other criteria of the Fund and class purchased.

STRONG CHECK WRITING
Strong offers check writing on most of its bond and money market funds. Checks written on your account are subject to the Fund's prospectus and the terms and conditions found in the front of the book of checks.

STRONG AUTOMATIC INVESTMENT SERVICES
You may invest or redeem automatically in the following ways, some of which may be subject to additional restrictions or conditions.

o    AUTOMATIC INVESTMENT PLAN (AIP)
     This plan allows you to make regular, automatic investments from your bank checking or savings account.

o    AUTOMATIC EXCHANGE PLAN
     This plan allows you to make regular, automatic exchanges from one eligible Strong Fund to another.

o    AUTOMATIC DIVIDEND AND CAPITAL GAINS REINVESTMENT
     Your dividends and capital gains will be automatically reinvested in additional shares, unless you choose otherwise. Your other options are to receive checks for these payments, have them automatically invested in another Strong Fund, or have them deposited into your bank account.

o    PAYROLL DIRECT DEPOSIT PLAN
     This plan allows you to send all or a portion of your paycheck, Social Security check, military allotment, or annuity payment to the Strong Funds of your choice.

o    SYSTEMATIC WITHDRAWAL PLAN
     This plan allows you to redeem a fixed sum from your account on a regular basis. Payments may be sent electronically to a bank account or as a check to you or anyone you properly designate. Certain restrictions may apply. Refer to the Statement of Additional Information for details.

STRONG RETIREMENT PLAN SERVICES
We offer a wide variety of retirement plans for individuals and institutions, including large and small businesses. For information on:

o INDIVIDUAL RETIREMENT PLANS, including Traditional IRAs and Roth IRAs, call 1-800-368-3863.

o QUALIFIED RETIREMENT PLANS, including SIMPLE IRAs, SEP-IRAs, 403(b)(7)s, Keoghs, Pension Plans, Profit Sharing Plans, and 401(k) Plans, call 1-800-368-2882.

SOME OF THESE SERVICES MAY BE SUBJECT TO ADDITIONAL RESTRICTIONS OR CONDITIONS. CALL 1-800-368-3863 FOR MORE INFORMATION.

RESERVED RIGHTS
-------------------------------------------------------------------------------

We reserve the right to:

o Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone, facsimile and online redemption privileges, for any reason.

o Reject any purchase request for any reason including exchanges from other Strong Funds. Generally, we do this if the purchase or exchange is disruptive to the efficient management of a Fund (due to the timing of the investment or an investor's history of excessive trading).

o    Change the minimum or maximum investment amounts.

o Delay sending out redemption proceeds for up to seven days (this generally only applies to very large redemptions without notice, to excessive trading, or during unusual market conditions).

o Suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings, when trading is restricted by the SEC, or under any emergency circumstances.

o Make a redemption in kind (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (1) $250,000 or (2) 1% of the Fund's assets. Generally, redemption in kind is used when large redemption requests may cause harm to the Fund and its shareholders. This includes redemptions made by check writing.

o Close any account that does not meet minimum investment requirements. We will give you notice and 60 days to increase your balance to the required minimum.

o    Waive the initial investment minimum at our discretion.

o Reject any purchase or redemption request that does not contain all required documentation.

o    Amend or terminate purchases in kind at any time.

FOR MORE INFORMATION
-------------------------------------------------------------------------------

More information is available upon request at no charge, including:

SHAREHOLDER REPORTS: Additional information will be available in the annual and semiannual report to shareholders. These reports contain a letter from management, discuss recent market conditions and investment strategies that significantly affected your investment's performance during the last fiscal year, and list portfolio holdings.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI contains more details about investment policies, strategies, risks, and techniques. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically contained within this prospectus.

TO REQUEST INFORMATION OR TO ASK QUESTIONS:

BY TELEPHONE                            FOR HEARING-IMPAIRED (TDD)
1-414-359-1400 or 1-800-368-3863        1-800-999-2780

BY MAIL                                 BY OVERNIGHT DELIVERY
Strong Funds                            Strong Funds
P.O. Box 2936                           900 Heritage Reserve
Milwaukee, WI 53201-2936                Menomonee Falls, WI 53051

ON THE INTERNET                         BY E-MAIL
View online or download documents:      SERVICE@STRONG.COM
Strong Funds: WWW.STRONG.COM
SEC*: www.sec.gov


This prospectus is not an offer to sell securities in places other than the United States and its territories.

*INFORMATION ABOUT A FUND (INCLUDING THE SAI) CAN ALSO BE REVIEWED AND COPIED AT THE SECURITIES AND EXCHANGE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. YOU MAY CALL THE COMMISSION AT 1-202-942-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM. REPORTS AND OTHER INFORMATION ABOUT A FUND ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE COMMISSION'S INTERNET SITE AT WWW.SEC.GOV. YOU MAY OBTAIN A COPY OF THIS INFORMATION, AFTER PAYING A DUPLICATING FEE, BY SENDING A WRITTEN REQUEST TO THE COMMISSION'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102, OR BY SENDING AN ELECTRONIC REQUEST TO THE FOLLOWING E-MAIL ADDRESS: PUBLICINFO@SEC.GOV.

Strong Corporate Income Fund, a series of Strong Income Funds, Inc., SEC file number: 811-6195
Strong Short-Term Income Fund, a series of Strong Income Funds, Inc., SEC file number: 811-6195